Warrant Liabilities	12 Months Ended
Dec. 31, 2019
Warrant Liabilities
Warrant Liabilities

7.	WARRANT LIABILITIES

The Broker Warrants (note 6(c)) which were issued pursuant to the June 2019 public offering (note 6(b)), have a US dollar exercise price, which is not the functional currency of the Group, and as a result have been treated as cash-settled warrant liabilities. The warrant liabilities were recognized at fair value on date of issue as a financing cost with subsequent changes in fair value recognized in loss. The following table reconciles the change in fair value of the warrant liabilities:

	December 31 2019	December 31 2018
Beginning balance	$–	$–
Fair value on issue – financing cost	50	–
Fair value gain on revaluation	(7)	–
Ending balance	$43	$–

The fair value at December 31, 2019 was estimated using the Black-Scholes option-pricing model with the following assumptions:

Assumptions	2019
Risk-free interest rate	1.57%
Expected volatility [1]	105.90%
Expected life	0.50 years
Share price on valuation date	$0.56
Expected dividend yield	Nil

Note

1.	Expected volatility is based on the historical and implied volatility of the Company’s share price on the TSX.